[Letterhead of Sullivan & Triggs, LLP]
October 10, 2007
Writer’s Direct Contact
(310) 451-8302
bsullivan@sullivantriggs.com
VIA EDGAR AND OVERNIGHT DELIVERY
H. Christopher Owings
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	BabyUniverse, Inc. Registration Statement on Form S-3 Filed July 9, 2007 File No. 333-144430
Dear Mr. Owings:
          On behalf of BabyUniverse, Inc. (the “Company”), we are transmitting for filing Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-3 (File No. 333-144430) (the “Registration Statement”). A courtesy copy of the Amendment will be provided that is marked to show the changes to the Registration Statement as filed with the Securities and Exchange Commission (the “Commission”) on July 9, 2007.
          The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated August 6, 2007, to which we respond in this letter. The relevant text of the Staff’s comments has been included in this letter. The headings and numbering below correspond to the headings and numbering in the Staff’s letter.
Selling Shareholders, page 6
1.	Comment: For each selling stockholder, please describe the transaction in which they acquired the shares that they are offering for resale. It appears that this registration statement is intended to cover the registration of common stock issued in private placements the company has recently completed to raise the funds necessary to consummate the merger with eToys. However, it is not clear to us what shares are represented by this registration statement, especially considering your

Form 8-K filed on June 19, 2007 indicates that one of the private placements is expected to close in two tranches, the latter of which has not yet occurred. Please also provide for each selling shareholder its, his or her relationship to the registrant within the last three years. Please also incorporate by reference the purchase agreement(s) as exhibits to the next amendment. See Item 507 of Regulation S-K.
Response: In response to the Staff’s comment, the Company has disclosed the information as requested on pages 6 and 7 of the Amendment. The Company has also included the purchase agreements as Exhibits 99.1 to 99.6, inclusive, to the Amendment.
2.	Comment: Please disclose the natural person(s) or public company that has the ultimate voting or investment control over the shares held by Plus Four Private Equities. See Interpretation 1.60 of Telephone Interpretation Manual (July 1997) and Interpretation 4S of Regulation S-K section of March 1999 Supplement to Manual.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on page 6 of the Amendment.
3.	Comment: Please identify all selling stockholders who are registered broker-dealers or affiliates of broker dealers. Please note that a registration statement registering the resale of shares being offered by broker-dealers must identify the broker dealers as underwriters if the shares were not issued as underwriting compensation.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on page 6 of the Amendment.
4.	Comment: If a selling stockholder is an affiliate of a broker-dealer, please disclose, if true, that:
•	the seller purchased the securities to be resold in the ordinary course of business; and

•	at the time of the purchase, the seller had no agreements or understandings directly or indirectly, with any person to distribute the securities.
Alternatively, please disclose that the stockholder is an underwriter. We may have additional comments upon review of your response.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on page 6 of the Amendment.
Incorporation of Certain Documents by Reference, page 10
5.	Comment: Please update your documents incorporated by reference to include your recently filed Form 8-K filed on July 11, 2007.

Response: In response to the Staff’s comment, the Company has updated, on pages 10 and 11 of the Amendment, the list of its documents incorporated by reference to include all applicable documents filed by the Company with the Commission since the filing of the Registration Statement.
Undertakings, II-2
6.	Comment: Please revise to include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K.
Response: In response to the Staff’s comment, the Company has included in the Amendment the additional undertakings as requested.
Exhibit 5.1
7.	Comment: We note that the legal opinion is limited to the laws of California. We further note that you are incorporated in Florida. Counsel must opine on the corporate laws of the jurisdiction of your incorporation. Please revise this language to clearly opine on the laws of the State of Florida, including the statutory provisions, all applicable provisions of the Florida Constitution, and reported judicial decisions interpreting these laws. Alternatively, please file as an exhibit the legal opinion of Akerman Senterfitt that you indicate you are relying upon.
Response: In response to the Staff’s comment, the Company has replaced the legal opinion of Sullivan & Triggs, LLP filed as Exhibit 5.1 to the Registration Statement, with the legal opinion of Akerman Senterfitt, special Florida counsel to the Company, filed as Exhibit 5.1 to the Amendment.
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Should you have any further questions or comments regarding the captioned filing, please direct them to the undersigned at (310) 451-8302.
Very truly yours,
/s/ Brian A. Sullivan
Brian A. Sullivan, Esq.
Enclosure

cc:	Scott Anderegg, Staff Attorney Mara Ransom, Legal Branch Chief Securities and Exchange Commission

John C. Textor, Chief Executive Officer and Chairman of the Board
Jonathan Teaford, Executive Vice President
BabyUniverse, Inc.

D. Thomas Triggs, Esq.
Owen M. Lewis, Esq.
Sullivan & Triggs, LLP
Counsel to BabyUniverse, Inc.

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